Financial risk management - Credit risk (Details) - CREDIT RISK EXPOSURE - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 507.9	$ 263.4
Cash and cash equivalents
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	481.5	186.3
Trade and other receivables
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 26.4	$ 77.1